PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
PROPERTY AND EQUIPMENT
Schedule of Property and equipment
	Estimated
	Useful Lives	March 31, 2022	September 30, 2021
Machinery and equipment	2-3 years	$1,481,754	$654,798
Leasehold improvements	5 years	3,612	3,612
Furniture and fixtures	5 years	26,855	26,855
Less: accumulated depreciation		(474,829)	(356,761)
		$1,037,392	$328,504

	Estimated Useful Lives	September 30, 2021	September 30, 2020
Machinery and equipment	2-3 years	$654,798	$355,272
Leasehold improvements	5 years	3,612	3,612
Furniture and fixtures	5 years	26,855	26,855
Less: accumulated depreciation		(356,761)	(257,068)
		$328,504	$128,671